Consolidated Statement of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) [1]	Dec. 31, 2016 CNY (¥) [1]
Statement of comprehensive income [abstract]
Profit for the year	$ 145,647	¥ 974,400	¥ 1,319,856	¥ 735,962
Items to be reclassified to profit or loss in subsequent periods, net of tax:
Foreign currency translation	7,362	49,245	(72,271)	36,394
Realization of foreign currency translation reserves upon disposal of foreign operation			(4,252)
Net fair value change of financial assets	4,880	32,646
Net other comprehensive income to be reclassified to profit or loss in subsequent periods, net of tax	12,242	81,891	(76,523)	36,394
Total comprehensive income for the year, net of tax	157,889	1,056,291	1,243,333	772,356
Attributable to:
Equity holders of the parent	114,189	763,935	827,109	564,795
Non-controlling interests	43,700	292,356	416,224	207,561
Total comprehensive income for the year, net of tax	$ 157,889	¥ 1,056,291	¥ 1,243,333	¥ 772,356

[1]	Restated